Shareholder Report, Holdings (Details) - American Customer Satisfaction ETF	Sep. 30, 2025
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dell Technologies, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Regions Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Retail & Wholesale - Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Consumer Discretionary Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Retail & Wholesale - Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%